Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
	June 30, 2025	December 31, 2024
	EUR	EUR

Customer relationships (season ticket holders)	400,000	-
Broadcasting rights/sports titles/stadium lease	11,605,000	75,000
Brand	710,000	710,000
Player contracts	1,660,000	130,000
Advertising	1,100,000	-
Subtotal	15,475,000	915,000
Less accumulated amortization	(194,022)	(134,137)
Net	15,280,978	780,863
Goodwill	10,074,379	75,469
Total	25,355,357	856,332